Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Real Estate Index ETF	Nov. 29, 2024
Fidelity MSCI Real Estate Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	11.73%
Past 5 years	7.28%
Since Inception	4.97%	[1]
Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.20%
Past 5 years	6.03%
Since Inception	3.50%	[1]
Fidelity MSCI Real Estate Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.11%
Past 5 years	5.24%
Since Inception	3.24%	[1]
IXWN4
Average Annual Return:
Past 1 year	11.82%
Past 5 years	7.43%
Since Inception	5.07%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.19%

[1]	A From February 2, 2015 .